Finance Income and Finance Costs - Summary of Finance Income and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Income And Finance Costs [Abstract]
Interest expense on long-term debt and amortization of deferred financing fees	$ 127,062	$ 59,432
Interest expense on lease liabilities	24,904	16,042
Interest income and accretion on promissory note	(7,723)	(8,121)
Net change in fair value and accretion expense of contingent considerations	(6,037)	165
Net foreign exchange loss (gain)	3,786	(491)
Other financial expenses	16,247	13,844
Net finance costs	158,239	80,871
Finance income	(13,760)	(8,612)
Finance costs	$ 171,999	$ 89,483